Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 9,996.21
Total Fee Amount	9,996.21
Total Transaction Valuation	72,383,885.68
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A